Fair Value Measurement (Tables)	12 Months Ended
Oct. 03, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value
The Company’s assets and liabilities measured at fair value are summarized in the following tables by fair value measurement Level. See Note 11 for definitions of fair value measures and the Levels within the fair value hierarchy.

	Fair Value Measurement at October 3, 2020
Description	Level 1	Level 2	Level 3	Total
Assets
Investments	$—	$1,057	$—	$1,057
Derivatives
Interest rate	—	515	—	515
Foreign exchange	—	505	—	505
Other	—	1	—	1
Liabilities
Derivatives
Interest rate	—	(4)	—	(4)
Foreign exchange	—	(549)	—	(549)
Other	—	(22)	—	(22)
Total recorded at fair value	$—	$1,503	$—	$1,503
Fair value of borrowings	$—	$63,370	$1,448	$64,818

	Fair Value Measurement at September 28, 2019
Description	Level 1	Level 2	Level 3	Total
Assets
Investments	$13	$—	$—	$13
Derivatives
Interest rate	—	89	—	89
Foreign exchange	—	771	—	771
Other	—	1	—	1
Liabilities
Derivatives
Interest rate	—	(93)	—	(93)
Foreign exchange	—	(544)	—	(544)
Other	—	(4)	—	(4)
Total recorded at fair value	13	220	—	233
Fair value of borrowings	$—	$48,709	$1,249	$49,958